UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21705

        Nuveen Tax-Advantage Floating Rate Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          10/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Tax-Advantaged Floating Rate Fund (JFP) October 31, 2005

				Ratings		Market

Shares	Description(1)	Coupon		Moody's	S&P	Value

	$25 PAR (or similar) PREFERRED SECURITIES - 110.6% (79.9% of Total Investments)
	Capital Markets - 21.1%
322,163	Goldman Sachs Group Inc. (a)	4.993%		A2	A-	$8,215,157
85,910	Goldman Sachs Group Inc. (a)	5.060%		A2	A-	2,177,819
339,000	Lehman Brothers Holdings Inc., Series G (a)	5.119%		A3	A-	8,536,020
288,300	Merrill Lynch & Company Inc. (a)	5.150%		A2	A-	7,270,926
165,000	Merrill Lynch & Company Inc., Series H (a)	5.050%		A2	A-	4,034,250
10,000	River Valley Bancorp, Series A	7.380%		N/R	N/R	10,378,125
35,600	UBS Preferred Funding Trust IV	5.069%		A1	AA-	902,460

	Commercial Banks - 39.9%
120,000	Banco Santander	6.410%		A2	BBB+	3,024,000
7,000	City National Bancshares Corporation, Series F, 144A	8.533%		N/R	N/R	7,255,500
10,000	FBOP Corporation, 144A	6.770%		N/R	N/R	9,974,375
443,900	HSBC USA Inc. (a)	4.804%		A2	A-	11,195,158
5,000	MidCarolina Financial Corporation, 144A	8.342%		N/R	N/R	5,170,000
10,000	Pedcor Bancorp, Series A	7.280%		N/R	N/R	10,374,375
5,000	Regent Bancorp Inc., Series A	8.481%		N/R	N/R	5,180,938
10,000	Shorebank Corporation, 144A	6.923%		N/R	N/R	10,375,000
5,000	Sleepy Hollow Bank, Series A, 144A	6.920%		N/R	N/R	5,189,063
10,000	Vineyard National Bancorp, Series C, 144A	6.950%		N/R	N/R	10,378,125

	Consumer Finance - 4.1%
79,500	SLM Corporation (a)	5.191%		Baa1	BBB+	8,091,613

	Diversified Financial Services - 11.6%
320,000	CIT Group Inc., Series A (a)	6.350%		Baa1	BBB+	8,070,400
7,000	First Tennessee Bank, 144A (a)	4.960%		A3	BBB+	6,997,375
7,400	SG Preferred Capital II LLC (a)	6.302%		A1	A	7,760,288

	Insurance - 22.6%
10,000	ABN AMRO North America Capital Funding, 144A (a)	6.968%		A2	A-	10,646,875
386,500	Aegon N.V	6.375%		A3	A-	9,705,015
323,000	MetLife Inc., Series A (a)	5.491%		Baa1	BBB	8,265,570
320,000	Prudential Public Limited Company	6.500%		Baa1	A	7,852,800
8,000	Zurich RegCaPS Funding Trust VI, 144A (a)	5.050%		Baa2	N/R	7,980,000

	U.S. Agency - 11.3%
125,000	Fannie Mae (a)	5.396%		Aa3	AA-	6,250,000
100,100	Fannie Mae (a)	4.716%		Aa3	AA-	5,017,513
19,600	Federal Home Loan Mortgage Corporation (a)	6.140%		Aa3	N/R	986,860
51,300	Federal Home Loan Mortgage Corporation (a)	5.000%		Aa3	AA-	2,080,215
17,600	Federal Home Loan Mortgage Corporation (a)	3.850%		Aa3	AA-	703,120
58,200	Federal Home Loan Mortgage Corporation (a)	3.930%		Aa3	AA-	2,450,220
71,000	Federal Home Loan Mortgage Corporation (a)	5.100%		Aa3	AA-	3,050,785
40,000	Federal Home Loan Mortgage Corporation (a)	5.100%		Aa3	AA-	1,690,000

	Total $25 Par (or similar) Preferred Securities (cost $216,571,314)					217,229,940

				Ratings		Market
Principal
Amount (000)	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CAPITAL PREFERRED SECURITIES - 26.7% (19.2% of Total Investments)
	Commercial Banks - 18.7%
$7,000	Abbey National Capital Trust I	8.963%	12/29/49	A2	A-	9,305,989
7,750	Barclays Bank plc	6.278%	12/15/49	Aa3	A+	7,352,813
3,985	Barnett Capital III	4.875%	2/01/27	Aa3	A	3,909,775
5,820	CoreStates Capital Trust III, 144A	4.910%	2/15/27	A1	A	5,653,391
1,000	KBC Bank Fund Trust III, 144A	9.860%	11/29/49	A2	A-	1,163,418
1,950	St. George Funding Company LLC, 144A	8.485%	12/31/49	Baa1	N/R	2,102,896
5,000	SunTrust Capital Trust I, Series A	5.010%	5/15/27	A1	A-	4,901,260
1,000	Swedbank ForeningsSparbanken AB, 144A	9.000%	12/29/49	A2	BBB+	1,142,628
1,000	Unicredito Italiano Capital Trust, 144A	9.200%	10/05/49	A3	A-	1,162,171

	Diversified Financial Services - 6.2%
1,000	J.P. Morgan Chase Capital XIII, Floating Rate Capital Securities, Series M	4.970%	9/30/34	A1	A-	996,698
11,000	RBS Capital Trust IV	4.820%	9/29/49	A1	A	11,110,407

	Insurance - 1.8%
3,500	Twin Reefs Trust Pass Through to XL Financial Assurance Ltd. Preferred Stock Series B	5.360%	12/10/49	Aa2	AA-	3,492,181

	Total Capital Preferred Securities (cost $53,557,453)					52,293,627

	REPURCHASE AGREEMENTS - 1.2% (0.9% of Total Investments)
	State Street Bank, 3.730%, dated 10/31/05, due 11/01/05, repurchase price $2,446,702, collateralized by
$2,446	$1,800,000 U.S. Treasury Bonds, 8.000%, due 11/15/21, value $2,499,505					2,446,449

	Total Repurchase Agreements (cost $2,446,449)					2,446,449

	Total Investments (cost $272,575,216) - 138.5%					271,970,016

	Other Assets Less Liabilities - 1.2%					2,363,381

	FundPreferred Shares, at Liquidation Value - (39.7)%					(78,000,000)

	Net Assets Applicable to Common Shares - 100%					$196,333,397

Interest Rate Swaps outstanding at October 31, 2005:

		Fixed Rate	Fixed Rate	Floating Rate	Floating Rate
	Notional	Paid by the Fund	Payment	Received	Payment	Termination	Urealized
Counterparty	Amount	(annualized)	Frequency	by the Fund*	Frequency	Date	Appreciation

Goldman Sachs	$7,000,000	4.563%	Semi-annually	4.010%	Quarterly	9/29/10	$107,664
JPMorgan	1,300,000	4.962%	Semi-annually	4.216%	Quarterly	7/27/35	58,256
JPMorgan	4,000,000	4.955%	Semi-annually	4.230%	Quarterly	7/28/35	183,704
JPMorgan	5,000,000	4.592%	Semi-annually	3.797%	Quarterly	8/17/10	63,576
JPMorgan	5,000,000	4.511%	Semi-annually	3.860%	Quarterly	8/31/10	81,615
Morgan Stanley	3,000,000	4.590%	Semi-annually	4.150%	Quarterly	7/15/15	73,272
Morgan Stanley	9,000,000	4.850%	Semi-annually	4.140%	Quarterly	7/14/35	470,254
Morgan Stanley	5,600,000	4.880%	Semi-annually	4.150%	Quarterly	7/15/35	267,995
Morgan Stanley	1,750,000	4.900%	Semi-annually	4.159%	Quarterly	7/18/35	78,226
Morgan Stanley	8,000,000	4.890%	Semi-annually	4.174%	Quarterly	7/20/35	370,260
Morgan Stanley	1,700,000	4.930%	Semi-annually	4.181%	Quarterly	7/21/35	68,330

							$1,823,152

(1)		All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*		Based on LIBOR (London Inter-Bank Offered Rates)
(a)		Security is eligible for the Dividends Received Deduction.
144	A	Securities are exempt from registration under Rule144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
N/R		Security is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization on debt securities, and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2005, the cost of investments was $272,582,115.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

Gross unrealized:
Appreciation	$1,989,351
Depreciation	(2,601,450)

Net unrealized appreciation (depreciation) of investments	$(612,099)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Tax-Advantage Floating Rate Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         12/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         12/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         12/29/05

* Print the name and title of each signing officer under his or her signature.